Intangible Assets - Schedule of Indefinite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Amortizing intangible assets
Gross Carrying Amount	$ 1,549	$ 1,250
Accumulated Amortization	535	425
Intangible Assets, Net	$ 1,014	825
Weighted Average Remaining Useful Life (in Years)	15 years
Platforms [Member]
Amortizing intangible assets
Gross Carrying Amount	$ 1,517	1,218
Accumulated Amortization	528	419
Intangible Assets, Net	$ 989	$ 799
Weighted Average Remaining Useful Life (in Years)	2 years 3 months 14 days	1 year 5 months 26 days
Web Domains [Member]
Amortizing intangible assets
Gross Carrying Amount	$ 32	$ 32
Accumulated Amortization	7	6
Intangible Assets, Net	$ 25	$ 26
Weighted Average Remaining Useful Life (in Years)	12 years 21 days	11 years 4 months 6 days